UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Municipal Income Fund

January 31, 2015

1.813061.110

HIM-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 611,208
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,160,650
		1,771,858
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,141,390
5.25% 10/1/20 (FSA Insured)	1,600,000	1,882,368
5.25% 10/1/21 (FSA Insured)	850,000	997,900
5.25% 10/1/26 (FSA Insured)	500,000	585,525
5.25% 10/1/28 (FSA Insured)	1,600,000	1,868,944
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,542,788
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,423,644
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29 (Pre-Refunded to 12/1/15 @ 100)	1,575,000	1,636,740
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	793,065
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,116,350
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,204,431
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	603,945
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,244,230
5.25% 12/1/22	1,500,000	1,804,470
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	233,458
		20,079,248
California - 17.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,916,560
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	4,945,810
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (c)	3,800,000	4,094,804
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
Series 2007, 5.625% 5/1/20	$ 20,000	$ 20,095
5% 11/1/24	2,400,000	2,675,280
5% 9/1/27	1,410,000	1,507,784
5% 3/1/31	1,800,000	1,880,784
5% 9/1/31	1,500,000	1,598,100
5% 9/1/32	1,600,000	1,703,072
5% 9/1/33	1,800,000	1,913,004
5% 9/1/35	580,000	615,653
5.25% 12/1/33	20,000	20,081
5.25% 4/1/35	2,200,000	2,619,628
5.25% 3/1/38	3,900,000	4,313,244
5.25% 11/1/40	700,000	827,617
5.5% 8/1/27	2,100,000	2,422,917
5.5% 8/1/29	2,800,000	3,207,624
5.5% 8/1/30	2,000,000	2,290,420
5.5% 3/1/40	1,000,000	1,162,660
5.6% 3/1/36	400,000	479,148
6% 3/1/33	4,250,000	5,239,400
6% 4/1/38	5,300,000	6,377,066
6% 11/1/39	11,700,000	14,371,798
6.5% 4/1/33	3,850,000	4,737,387
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	525,000	535,616
Series 2009 E, 5.625% 7/1/25	2,000,000	2,353,420
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,074,180
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	30,198
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,663,640
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,510,605
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,055,125
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,902,488
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	$ 1,600,000	$ 1,793,312
5% 11/1/21	1,760,000	1,968,525
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,033,610
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,089,110
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,027,420
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,675,113
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,237,275
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	794,411
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,860,729
Series 2005 H, 5% 6/1/18	1,425,000	1,447,130
Series 2009 G1, 5.75% 10/1/30	600,000	716,064
Series 2009 I:
6.125% 11/1/29	400,000	490,320
6.375% 11/1/34	1,000,000	1,225,890
Series 2010 A, 5.75% 3/1/30	1,000,000	1,193,290
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	4,057,322
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,122,590
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,326,026
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. 5% 6/1/45 (FSA Insured)	105,000	106,472
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,187,000
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	3,000,000	3,677,970
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,719,504
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,386,120
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,152,750
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,107,870
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	$ 2,500,000	$ 2,964,750
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,120,029
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	548,790
Series B, 0% 8/1/39	3,700,000	1,485,846
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	529,528
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,615,250
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,152,420
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,630,540
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,813,448
Series 2008 E:
0% 7/1/47 (a)	1,300,000	711,425
0% 7/1/49	4,600,000	1,130,680
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	2,200,000	2,518,340
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,292,698
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,900,000	521,341
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	919,700
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	91,995
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,958,791
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	907,930
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,383,287
Series 2009 O:
5.25% 5/15/39	500,000	574,085
5.75% 5/15/30	5,985,000	7,117,781
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,151,060
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	$ 1,000,000	$ 1,222,750
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,194,633
Series A, 5% 7/1/15	1,025,000	1,042,210
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	806,911
Series 2012, 5% 8/1/26	2,000,000	2,418,620
		175,285,869
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,113,384
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,203,953
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,271,740
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,316,085
Series 2010 A, 0% 9/1/41	2,000,000	703,600
Series 2010 C, 5.25% 9/1/25	1,000,000	1,162,030
		7,770,792
Connecticut - 0.3%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,402,260
District Of Columbia - 1.8%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,270,204
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	557,070
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	6,400,000	7,234,816
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,215,420
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,563,927
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B: - continued
0% 10/1/33 (Assured Guaranty Corp. Insured)	$ 5,000,000	$ 2,410,000
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,027,288
		18,278,725
Florida - 8.4%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,090,180
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,730
Series 2012 A, 5% 7/1/24	4,400,000	5,218,048
Series 2015 A:
5% 7/1/24 (b)	325,000	401,950
5% 7/1/26 (b)	1,200,000	1,475,880
5% 7/1/27 (b)	1,000,000	1,218,620
Series 2015 B, 5% 7/1/24 (b)	815,000	1,007,968
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,716,195
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/17 (FSA Insured)	1,000,000	1,096,790
Series 2011 A1, 5% 6/1/20	1,000,000	1,182,400
Series 2012 A1, 5% 6/1/21	1,500,000	1,801,590
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	3,132,518
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	881,752
Series A, 5.5% 6/1/38	400,000	460,448
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,149,780
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	714,996
Series 2009 A, 6.25% 10/1/31	500,000	611,510
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	72,636
Series 2006 G:
5% 11/15/16	95,000	102,656
5.125% 11/15/18	965,000	1,044,188
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2008 B, 6% 11/15/37	$ 2,000,000	$ 2,409,540
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,074,499
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,435,004
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	955,971
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,315,720
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,204,920
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	706,572
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,188,905
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,727,025
5.5% 10/1/30	1,000,000	1,192,830
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,256,250
5% 10/1/22 (d)	1,000,000	1,207,280
5% 10/1/31 (d)	1,500,000	1,710,465
Series 2014 A:
5% 10/1/28 (d)	1,000,000	1,186,870
5% 10/1/36 (d)	3,000,000	3,461,670
5% 10/1/37	1,225,000	1,439,167
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	911,385
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	300,000	344,616
Series 2014 B, 5% 7/1/28	1,000,000	1,199,140
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,246,700
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	941,881
5% 5/1/29	4,075,000	4,864,287
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	344,739
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,976,560
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	$ 600,000	$ 663,318
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,768,335
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,160,946
Series 2012 A, 5% 10/1/42	2,350,000	2,598,019
Series 2012 B, 5% 10/1/42	1,000,000	1,105,540
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,500,000	1,814,910
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	610,110
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	578,995
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
5% 8/1/22	2,000,000	2,465,580
5% 8/1/25	800,000	1,011,408
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	509,100
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,597,680
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	489,060
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	413,671
		83,569,503
Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,677,280
6.25% 11/1/39	3,500,000	4,304,965
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,442,588
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	997,381
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,632,078
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,579,606
6.125% 9/1/40	1,605,000	1,779,785
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	$ 1,400,000	$ 1,694,840
Series GG, 5% 1/1/23	800,000	987,240
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,107,202
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,907,725
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/30	800,000	925,880
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,977,338
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,087,432
		28,101,340
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Pre-Refunded to 7/1/16 @ 100) (d)	1,250,000	1,333,213
Idaho - 0.4%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,648,900
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,428,360
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	473,640
		3,550,900
Illinois - 19.1%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,276,314
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	933,400
Series 2012 A, 5% 12/1/42	3,400,000	3,586,558
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	6,088,985
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,446,308
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2008 A, 5.25% 1/1/21	$ 1,160,000	$ 1,249,262
Series 2008 C, 5% 1/1/34	300,000	312,729
Series 2009 A, 5% 1/1/22	600,000	658,686
Series 2012 A:
5% 1/1/33	875,000	928,953
5% 1/1/34	455,000	481,649
Series 2012 C, 5% 1/1/23	200,000	222,804
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,012
5% 1/1/34	2,000,000	2,145,480
5% 1/1/35	1,650,000	1,759,824
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/28 (d)	4,200,000	4,902,324
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,045,240
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,510,684
Series 2011 C, 6.5% 1/1/41	2,335,000	2,901,541
Series 2013 D, 5% 1/1/27	2,200,000	2,604,514
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,446,835
Series 2013 A:
5.5% 1/1/33	500,000	593,625
5.75% 1/1/38	1,000,000	1,197,980
Series 2014 C, 5% 1/1/25	1,740,000	2,080,831
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,927,550
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,504,706
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	721,838
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	436,050
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,195,030
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,103,010
Series 2010 A, 5.25% 11/15/33	3,250,000	3,648,125
Series 2012 C:
5% 11/15/24	1,700,000	1,989,578
5% 11/15/25	2,600,000	3,032,900
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,150,000	$ 1,222,416
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,846,096
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,204,340
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,395,888
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,458,912
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,485,000	1,654,439
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,739,746
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,182,116
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,773,756
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,808,850
5.375% 5/15/30	1,100,000	1,253,153
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,108,402
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,854,450
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,445,000	1,786,454
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,365,384
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	3,815,000	4,276,615
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	386,390
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,274,570
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,186,820
Series 2008 A:
5.625% 1/1/37	5,115,000	5,554,583
6.25% 2/1/33 (AMBAC Insured)	150,000	171,242
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	$ 1,330,000	$ 1,643,907
Series 2009:
6.875% 8/15/38	80,000	94,003
7% 8/15/44	2,850,000	3,357,300
Series 2010 A:
5.5% 8/15/24	540,000	617,776
5.75% 8/15/29	360,000	408,784
Series 2010, 5.25% 8/15/36	1,510,000	1,619,475
Series 2012 A:
5% 5/15/20	500,000	582,985
5% 5/15/23	300,000	355,329
Series 2012:
4% 9/1/32	1,315,000	1,263,518
5% 9/1/32	1,900,000	2,052,703
5% 9/1/38	2,300,000	2,448,971
5% 11/15/43	820,000	910,766
Series 2013:
5% 11/15/24	500,000	598,805
5% 11/15/27	100,000	118,116
5% 5/15/43	1,700,000	1,815,209
5% 11/15/21 (b)	600,000	725,430
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,024,620
Series 2006:
5% 1/1/19	1,000,000	1,119,830
5.5% 1/1/31	1,000,000	1,196,210
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	564,540
5% 1/1/23 (FSA Insured)	1,300,000	1,450,488
Series 2012 A, 5% 1/1/33	800,000	865,904
Series 2012:
5% 8/1/19	465,000	526,566
5% 8/1/21	400,000	459,836
5% 3/1/23	1,000,000	1,134,800
5% 8/1/23	700,000	808,234
5% 3/1/36	1,000,000	1,071,880
Series 2013, 5% 1/1/22	2,175,000	2,447,136
Series 2014:
5% 2/1/22	1,000,000	1,146,330
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2014: - continued
5.25% 2/1/29	$ 1,600,000	$ 1,831,664
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,229,620
5.25% 5/15/32 (FSA Insured)	360,000	401,332
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	712,005
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,789,440
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	869,053
0% 12/1/17 (Escrowed to Maturity)	95,000	92,673
6.5% 1/1/20 (AMBAC Insured)	385,000	479,891
6.5% 1/1/20 (Escrowed to Maturity)	650,000	817,616
6.5% 1/1/20 (Escrowed to Maturity)	65,000	81,762
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	232,657
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	751,062
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,521,055
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	603,456
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,462,246
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	805,020
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,221,990
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	445,327
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,519,616
0% 6/15/44 (FSA Insured)	4,700,000	1,283,335
0% 6/15/45 (FSA Insured)	2,600,000	677,196
0% 6/15/46 (FSA Insured)	1,115,000	276,977
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
Series 2010 B1: - continued
0% 6/15/47 (FSA Insured)	$ 2,040,000	$ 483,215
Series 2012 B:
0% 12/15/41	2,400,000	761,328
0% 12/15/51	2,900,000	576,636
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,061,968
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,299,084
0% 6/15/16 (Escrowed to Maturity)	795,000	791,216
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,858,117
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,106,500
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/18	425,000	471,852
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	575,000	641,620
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,445,376
Series 2009 A, 5.75% 4/1/38	2,940,000	3,467,877
Series 2010 A:
5% 4/1/25	1,000,000	1,176,900
5.25% 4/1/30	1,000,000	1,182,180
Series 2013:
6% 10/1/42	900,000	1,087,704
6.25% 10/1/38	900,000	1,071,585
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	275,000	273,092
0% 11/1/16 (FSA Insured)	825,000	810,653
0% 11/1/19 (Escrowed to Maturity)	790,000	751,377
0% 11/1/19 (FSA Insured)	5,085,000	4,703,828
		191,009,499
Indiana - 2.6%
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	400,000	428,392
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,635,101
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	$ 1,000,000	$ 1,155,110
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,308,440
Series 2012:
5% 3/1/30	675,000	773,429
5% 3/1/41	1,290,000	1,420,496
Indiana State Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/24	400,000	482,284
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	977,530
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,042,690
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,760
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,844,083
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,176,200
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	766,748
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,259,764
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	758,744
		26,106,771
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,409,112
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,266,282
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	347,918
5.25% 11/15/16	955,000	990,975
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,063,650
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	$ 870,000	$ 889,723
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	335,916
5% 11/15/17 (Escrowed to Maturity)	500,000	560,570
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,305,154
		8,760,188
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,161,080
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,117,630
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	601,010
5.75% 10/1/38	1,355,000	1,661,569
		4,541,289
Louisiana - 1.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	400,000	488,100
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,747,648
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,620
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,736,436
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,036,000
Series 2012, 5% 12/1/23	2,250,000	2,617,920
0% 9/1/15 (AMBAC Insured)	700,000	694,365
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,431,996
		10,848,085
Municipal Bonds - continued
	Principal Amount	Value
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 1,100,000	$ 1,257,124
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,408,108
		2,665,232
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	367,756
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	220,170
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,091,083
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,136,640
Series 2010, 5.125% 7/1/39	900,000	1,014,039
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	375,000	405,971
6% 1/1/38	2,800,000	3,160,640
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,091,390
Series 2010, 5.625% 7/1/30	500,000	546,000
		9,033,689
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,671,236
Series 2011 I, 6.75% 1/1/36	1,000,000	1,203,420
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,109,430
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	667,164
		4,651,250
Michigan - 1.8%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	557,270
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,854,824
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,141,480
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	$ 500,000	$ 603,085
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,237,841
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,150,000	1,157,544
5% 6/1/21	350,000	400,663
5% 6/1/27	500,000	557,295
5% 6/1/39	1,100,000	1,198,329
Series 2012, 5% 11/15/42	2,175,000	2,417,339
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,140,360
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,983,500
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	758,928
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,011,240
		18,019,698
Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,695,622
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,182,670
Minnesota Gen. Oblig.:
5% 8/1/22	1,075,000	1,186,445
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	27,717
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,130,888
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,414,672
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39	1,600,000	1,865,184
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,084,840
		9,588,038
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.6498% 12/1/17 (c)	1,100,000	1,075,272
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/24	$ 740,000	$ 830,243
6% 8/15/24 (Pre-Refunded to 8/15/17 @ 100)	560,000	635,830
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,362,482
		3,903,827
Nevada - 0.5%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,164,490
5.625% 7/1/32	3,000,000	3,463,770
		4,628,260
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,830,000	2,081,076
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,191,839
Series 2012:
4% 7/1/32	400,000	402,540
5% 7/1/27	500,000	557,535
		4,232,990
New Jersey - 3.3%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,128,000
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,128,120
Series 2012, 5% 6/15/21	800,000	926,144
Series 2013 NN, 5% 3/1/27	11,810,000	13,392,776
Series 2013:
5% 3/1/23	2,200,000	2,564,870
5% 3/1/24	3,000,000	3,469,290
5% 3/1/25	300,000	345,060
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	29,331
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,918,195
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	478,392
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2014 AA, 5% 6/15/23	$ 5,250,000	$ 6,165,653
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,010
		32,554,841
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,339,860
New York - 8.2%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,175,146
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	183,564
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,718,910
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,248,900
Series 2009 I1, 5.625% 4/1/29	600,000	708,978
Series 2012 A1, 5% 8/1/24	1,300,000	1,568,827
Series 2012 E, 5% 8/1/24	5,000,000	6,035,750
Series 2012 G1, 5% 4/1/25	2,500,000	3,020,075
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	664,992
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	2,300,000	2,660,479
Series 2009 CC, 5% 6/15/34	2,100,000	2,347,527
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,518,880
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,767,760
Series 2013 CC, 5% 6/15/47	4,000,000	4,626,160
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,141,130
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,869,375
5.25% 1/15/39	1,000,000	1,141,540
Series 2009 S4:
5.5% 1/15/39	850,000	987,632
5.75% 1/15/39	1,600,000	1,881,184
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,593,968
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
(Ed. Proj.): - continued
Series 2008 B, 5.75% 3/15/36	$ 3,400,000	$ 4,010,096
5% 2/15/34	1,100,000	1,250,953
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	100,000	108,939
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,782,200
Series 2009 B, 5% 11/15/34	1,200,000	1,380,456
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,257,409
Series 2008 A, 5.25% 11/15/36	3,700,000	4,109,590
Series 2008 C, 6.5% 11/15/28	1,000,000	1,198,580
Series 2010 D, 5.25% 11/15/40	1,400,000	1,609,216
Series 2012 D, 5% 11/15/25	4,600,000	5,578,558
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,673,970
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,200,144
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,261,665
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	2,019,301
5% 6/1/21	800,000	849,792
		82,151,646
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,169,600
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	890,744
5% 11/1/30 (FSA Insured)	1,275,000	1,438,736
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,200,000	2,506,482
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,862,704
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	$ 1,000,000	$ 1,136,030
Series 2010 B, 5% 1/1/20	1,300,000	1,530,022
		10,534,318
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	821,333
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,574,367
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,266,894
		4,662,594
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. (Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,366,440
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	845,504
5% 6/1/17	925,000	1,010,257
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	789,689
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,145,240
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,543,404
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,070,840
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	448,464
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	856,596
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,590,435
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,622,040
		14,288,909
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,695,000	$ 1,751,647
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,300,337
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,997,301
Series 2012, 5% 2/15/21	400,000	475,856
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,531,389
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,623,885
		10,680,415
Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,193,090
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,292,214
Annville-Cleona School District 5.5% 3/1/22	360,000	361,454
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	1,400,000	1,415,064
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	610,525
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	469,024
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	997,256
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	712,170
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	1,994,924
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/25	1,045,000	1,191,791
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,789,256
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,765
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,374
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.): - continued
Ninth Series, 5.25% 8/1/40	$ 800,000	$ 913,560
Philadelphia School District:
Series 2005 A, 5% 8/1/22	190,000	193,889
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	10,000	10,237
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,275,900
		17,879,403
South Carolina - 3.0%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,119,760
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,097,865
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,641,682
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,029,380
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,640,050
Series 2012 B, 5% 12/1/20	2,500,000	2,997,075
Series 2013 E, 5.5% 12/1/53	6,100,000	7,222,461
Series 2014 A:
5% 12/1/49	3,640,000	4,161,321
5.5% 12/1/54	2,400,000	2,867,544
Series 2014 C, 5% 12/1/46	700,000	811,237
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,133,345
		29,721,720
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/15	1,500,000	1,552,260
5% 12/15/16	1,500,000	1,601,850
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,133,250
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,881,279
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	$ 1,600,000	$ 1,906,992
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	400,000	420,180
		8,495,811
Texas - 9.6%
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (d)	500,000	597,775
5% 11/15/44 (d)	1,190,000	1,370,773
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,151,430
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,357,950
Comal Independent School District Series 2008A, 5.25% 2/1/23	2,240,000	2,539,085
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,924,432
5.25% 7/15/18 (FSA Insured)	1,000,000	1,105,310
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A, 5% 11/1/24	1,000,000	1,079,570
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	351,555
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,412,652
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	249,553
5.25% 10/1/51	8,300,000	9,604,677
5.5% 4/1/53	1,000,000	1,141,010
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,812,960
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	813,310
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,463,000
Series 2012 A, 5% 7/1/23 (d)	600,000	715,614
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,807,218
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	700,000	768,439
Lewisville Independent School District 0% 8/15/19	2,340,000	2,227,540
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	$ 1,100,000	$ 1,155,682
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	175,000	177,265
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	25,395
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	30,470
Mansfield Independent School District 5.5% 2/15/17	25,000	25,104
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,050,430
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,394,349
Series 2009 A, 6.25% 1/1/39	1,800,000	2,128,608
Series 2011 A:
5.5% 9/1/41	2,300,000	2,830,242
6% 9/1/41	1,200,000	1,523,976
Series 2011 D, 5% 9/1/28	2,300,000	2,771,822
Series 2014 A, 5% 1/1/25	1,000,000	1,219,950
6% 1/1/24	230,000	261,034
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,770,000	2,040,137
Prosper Independent School District Series 2007, 5.375% 8/15/37	2,000,000	2,209,620
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,745,104
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,116,980
Series 2012, 5.25% 2/1/25	800,000	1,047,096
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,392,354
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,290,223
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,434,267
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	524,315
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	560,000	614,538
5% 4/1/25	725,000	815,415
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	85,081
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,781,424
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,454,508
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,498,328
Series 2013, 6.75% 6/30/43 (d)	2,400,000	2,957,424
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	600,000	600,108
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	1,500,000	1,639,950
5% 4/1/25	600,000	654,624
5% 4/1/26	810,000	882,827
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,775,920
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	410,000	445,071
4.75% 8/15/27	590,000	634,486
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,886,816
5.5% 2/15/37	2,100,000	2,357,922
		95,972,718
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	999,575
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,351,272
		2,350,847
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,942,368
Virginia - 0.1%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,415,625
Municipal Bonds - continued
	Principal Amount	Value
Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 979,790
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,240,940
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	3,600,000	4,129,200
Series 2009, 5.25% 1/1/42	1,000,000	1,137,330
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	662,306
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,003,570
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,775,265
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,145,352
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,178,822
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,537,450
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,197,840
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,716,486
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,623,944
		24,328,295
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,153,570
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,289,288
		2,442,858
Wisconsin - 0.5%
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	510,000	513,509
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	$ 500,000	$ 586,755
5.75% 7/1/30	500,000	598,770
Series 2013 B, 5% 7/1/36	925,000	1,037,452
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,042,310
Series 2012:
5% 6/1/27	300,000	351,441
5% 6/1/39	490,000	552,965
		4,683,202
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	2,019,362
TOTAL MUNICIPAL BONDS (Cost $892,605,261)		993,199,518
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,600,903)	1,500,000	1,643,910
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $894,206,164)		994,843,428
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,239,699
NET ASSETS - 100%		$ 1,000,083,127
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $893,764,818. Net unrealized appreciation aggregated $101,078,610, of which $101,498,811 related to appreciated investment securities and $420,201 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015